BASIS OF PRESENTATION - Additional Information (Details) $ in Thousands	1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 31, 2023	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Stockholders' Equity, Reverse Stock Split			During July 2024, the Company effectuated a twenty-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.					During March 2023 and July 2024, the Company effectuated a twenty-for-one reverse stock split and an eighteen-for-one reverse stock split, respectively. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.
Reverse stock split ratio		0.05
Bad debt expense related to termination of managed service agreements								$ 4,358	$ 1,370
Finance lease principal payments			$ 408		$ 163			369	620
Long-term acquisition liability payments			113		77			281	280
General and administrative			$ 3,911	$ 3,211	$ 3,211	$ 6,422	$ 9,961	$ 13,524	$ 15,065
Subsequent Events
Reverse stock split ratio	0.056
Correction of immaterial error
Amount settled				381
General and administrative				$ (144)		$ (144)	$ (144)